                                 [COVER IMAGE]

                                      AIM
                         GLOBAL AGGRESSIVE GROWTH FUND


[AIM LOGO APPEARS HERE]        SEMIANNUAL REPORT                  APRIL 30, 1999

                                 [COVER IMAGE]

                     --------------------------------------

                             LAND BY JENNIFER WATES

             IN THIS AGE OF WORLDWIDE EXCHANGE, AN OCEAN'S DISTANCE

            BETWEEN CONTINENTS IS NO LONGER THE BARRIER TO TRADE THAT

          IT ONCE WAS. TODAY, THE EARTH'S MANY LANDS ARE LINKED THROUGH

           A GLOBAL ECONOMY THAT IS SHAPING THE FUTURE OF THE WORLD'S

           PEOPLE. THE PAINTING ON THE COVER OF THIS REPORT, RENDERED

                   IN VIBRANT COLORS AND BOLD BRUSH STROKES, PAYS TRIBUTE TO

                            OUR WORLD AND ITS RICHES.

                     -------------------------------------

AIM Global Aggressive Growth Fund is for shareholders who seek long-term growth of capital. The fund invests in a portfolio of global equity securities of small-capitalization companies with above-average earnings momentum.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Aggressive Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B shares will differ from that of Class A shares due to differences in sales charge structure and expenses.
o   Past performance cannot guarantee comparable future results.
o The fund's average annual total returns, including sales charges, for the periods ended 4/30/99 are as follows: For Class A shares, one year, -11.33%; since inception (9/15/94), 12.78%. For Class B shares, one year, -12.07%; since inception (9/15/94), 13.09%. For Class C shares, one year, -8.37%; since inception (8/4/97), -1.89%.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The Russell 2000 Stock Index is an unmanaged index generally considered representative of small-capitalization stocks.
o The Standard & Poor's Midcap 400 Index (S&P 400) is an unmanaged index comprising common stocks of approximately 400 midcapitalization companies.
o The SMAX Index measures the performance of predominantly German small- and mid-capitalization company stocks.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

    AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED
       OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
            OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD
                        LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                       AIM GLOBAL AGGRESSIVE GROWTH FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                    Dear Fellow Shareholder:

                    With only several months remaining in 1999, the question on
     [PHOTO OF      many of your minds may be, "How will the year 2000 computer
    Charles T.      issue affect AIM and my investments?" We would like you to
      Bauer,        feel comfortable.
   Chairman of          During March and April, AIM participated in an
   the Board of     industrywide test that gave us a chance to see how our
     THE FUND       technology systems might be affected by the changeover to
   APPEARS HERE]    the year 2000 (Y2K). Everything went as well as we had
                    hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
                    electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.

TEST RESULTS EXCELLENT
During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. During 1998, we made substantial progress on our preparations. We are now in the final phases of the project, continually testing internal applications and our interfaces with outside parties. On the investment side, our portfolio management staff is evaluating the Y2K preparedness of the companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if there are unexpected problems. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance over the last six months. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our AIM Investor Line at 800-246-5463 or at our Web site.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.

Sincerely,

/S/ CHARLES T. BAUER

Charles T. Bauer
Chairman

PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED AIM'S YEAR 2000 READINESS DISCLOSURE.


                     -------------------------------------

                             THE FINANCIAL INDUSTRY

                               HAS BEEN SEEN AS A

                             LEADER IN PLANNING FOR

                              YEAR 2000 CONCERNS.

                     -------------------------------------

                       AIM GLOBAL AGGRESSIVE GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

SMALL-, MID-CAP STOCKS REBOUND,
BOOST FUND PERFORMANCE

================================================================================
FUND REBOUNDS STRONGLY

Total return,
excluding sales charges

                  4/30/98-10/31/98    10/31/98-4/30/99
--------------------------------------------------------------------------------
CLASS A SHARES        -18.99%               14.93%

CLASS B SHARES        -19.25                14.63

CLASS C SHARES        -19.25                14.63
================================================================================

GLOBALLY, THE PERFORMANCE OF SMALL- AND MID-CAP STOCKS GENERALLY IMPROVED DURING THE REPORTING PERIOD. HOW DID THIS AFFECT AIM GLOBAL AGGRESSIVE GROWTH FUND?
An upswing in the performance of small- and mid-cap stocks, particularly in the United States, helped the fund post solid gains for the six-month reporting period. Excluding sales charges, total returns were 14.93% for Class A shares and 14.63% for Class B and C shares.

HOW DID THE U.S. STOCK MARKET PERFORM DURING THE REPORTING PERIOD?
In the United States, a milestone was achieved on March 29, 1999, when the venerable Dow Jones Industrial Average (the Dow) closed above the 10,000 mark for the first time. However, this record-setting performance masked a very narrow market. The stocks of a handful of extremely large firms--the so-called "mega-caps"--along with the equities of fledgling Internet companies, including several that have yet to realize a profit, outperformed other issues by a wide margin.
    In a world of economic uncertainty, exemplified by the Brazilian currency crisis in January, U.S. investors favored mega-cap stocks because of their relative safety and liquidity. Internet stocks were attractive because of the growth of the Web as a medium of commerce, communication and entertainment. Toward the end of the reporting period, however, relatively expensive mega-cap and Internet stocks lost some of their luster. Investors shifted their focus to mid- and small-cap stocks and to equities that were less expensive than the rest of the market.

HOW ABOUT EUROPE AND THE REST OF THE WORLD?
After strong performance in 1998, European stocks were basically flat during the first months of 1999. As the new year opened, once robust economic growth began to slow in Europe. In this environment, large-cap stocks continued to be the market leaders. Investors favored the stocks of larger European companies because of their greater earnings potential, stemming from their ability to market their products on a global basis and their restructuring efforts.
    Additionally, the strength of the dollar relative to the euro, introduced in 11 European countries on January 1, 1999, hurt returns for U.S. investors in European stocks.
    In Asia, signs of economic recovery in South Korea, Singapore and several other developing countries boosted stocks. And despite Japan's continuing economic woes, its stock market was among the top performers for the reporting period. In Latin America, stocks in Mexico soared as the country benefited from robust economic growth in the United States, its chief trading partner.

WORLDWIDE, HOW DID SMALL- AND MID-CAP STOCKS PERFORM?
When the reporting period opened, small- and mid-cap stocks in the United States were rebounding strongly following a steep decline that lasted several months. The recovery continued into 1999, before sustaining a significant setback in February when investors became concerned that the Federal Reserve Board (the
Fed) might raise interest rates to slow strong economic growth and contain inflation.
    However, when it became evident that inflation was minimal and the Fed would likely leave interest rates unchanged for the short term, small- and mid-cap stocks rallied in April. For the reporting period, the Russell 2000 Index, which measures the performance of U.S. small-cap stocks, posted gains of 15.16%, while the Standard & Poor's Midcap 400 Index registered returns of 18.86%. Although these gains were significant, they were well below the 26.62% total return of the Dow, which reflects the performance of the stocks of 30 of the largest U.S. companies.
    In Europe, small- and mid-cap technology stocks and specialty retail stocks performed quite well. In Japan, small caps actually outperformed large caps, largely because of the reluctance of the nation's biggest companies to deal with their economic problems and implement cost-cutting measures.

ON A GLOBAL BASIS, HOW WAS THE FUND INVESTED?
At the end of the reporting period, the fund held 34% of its total net assets in U.S. and Canadian stocks and 35% in European equities. The fund had about a 13% exposure to Asian markets, with Japanese securities making up 6% of the portfolio. The

                     -------------------------------------

                        AN UPSWING IN THE PERFORMANCE OF

                    SMALL- AND MID-CAP STOCKS, PARTICULARLY

                          IN THE UNITED STATES, HELPED

                          THE FUND POST SOLID GAINS FOR

                        THE SIX-MONTH REPORTING PERIOD.

                     -------------------------------------

          See important fund and index disclosures inside front cover.

                       AIM GLOBAL AGGRESSIVE GROWTH FUND

PORTFOLIO COMPOSITION

As of 4/30/99, based on total net assets

========================================================================================================
TOP 10 HOLDINGS                                         TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------
  1. JDS Fitel Inc. (Canada)                1.91%       1.  Computer (Software & Services)         8.27%
  2. YPF Sociedad Anonima-ADR (Argentina)   1.62        2.  Services (Commercial &
  3. Bellsystems 24, Inc. (Japan)           1.61            Consumer)                              7.75
  4. Fomento Economico Mexicano,                        3.  Telecommunications
     S.A. de C.V. (Mexico)                  1.20            (Cellular & Wireless)                  3.99
  5. Tomra Systems A.S.A. (Norway)          1.16        4.  Manufacturing (Specialized)            3.21
  6. Tieto Corp OYJ (Finland)               1.06        5.  Services (Computer Systems)            3.16
  7. Cable & Wireless                                   6.  Telephone                              3.10
     Communications PLC (United Kingdom)    1.06        7.  Communications Equipment               2.93
  8. CGI Group, Inc. (Canada)               1.01        8.  Electronics (Semiconductors)           2.91
  9. Provident Financial PLC                            9.  Restaurants                            2.74
     (United Kingdom)                       0.97       10.  Broadcasting
 10. Aderans Co. Ltd. (Japan)               0.96            (Television, Radio & Cable)            2.34

The fund's portfolio is subject to change, and there is no assurance the fund will continue to hold any particular security.
========================================================================================================

stocks of companies based in Mexico constituted 7% of the fund's holdings. Developing markets represented about 16% of the portfolio.

WHAT MADE THE EUROPEAN AND U.S. MARKETS ATTRACTIVE?
Both markets benefited from minimal inflation and low interest rates. Moreover, many smaller companies in the United States and Europe continued to report impressive earnings growth. Additionally, small-cap stocks in both markets tended to be less expensive than their large-cap counterparts.
    In Europe, the population was changing its investment habits and becoming more inclined to put money into equities. A number of new indexes were introduced to track mid- and small-cap stocks. In Germany, for example, the SMAX Index made its debut just before the end of the reporting period. Such new indexes are intended to make small- and mid-cap stocks more familiar to investors, thereby enhancing their marketability.
    In the United States, the economy defied predictions that it was about to slow and grew at a torrid pace. With nearly full employment and rising wages, consumer spending was robust. That enhanced the earnings prospects for many small- and mid-cap companies, which tend to transact most of their business in the United States.


WHAT WERE THE FUND'S MOST SIGNIFICANT INDUSTRY WEIGHTINGS?
At the close of the reporting period, technology stocks composed about 25% of the portfolio, while consumer cyclicals made up about 23%. Technology companies benefited from the Internet boom and a growing demand for personal computers. Consumer-cyclical firms, especially retailers, got a boost from more efficient management and growth in sales over the Internet.

CAN YOU TELL US ABOUT SOME OF THE FUND'S MAJOR HOLDINGS?
The fund's top holdings as of April 30, 1999, included JDS Fitel, a Canadian manufacturer and distributor of fiber-optic components and modules, instruments and installation equipment used for signal processing; YPF Sociedad Anonima, an Argentine integrated oil and gas company; and Bellsystems 24, one of Japan's top telemarketing companies.
    Other key stocks in the portfolio included Tomra Systems, a Norwegian maker and supplier of so-called "reverse vending machines," employed to collect used beverage containers for recycling or reuse, and Cable & Wireless Communications, the largest cable and second-largest phone company in the United Kingdom. Canada-based CGI Group, another top holding, is one of the leading providers of information technology services in North America.

WHAT IS YOUR OUTLOOK?
The reasons for investing in Europe remain compelling. While economic growth has slowed in recent months, consumer confidence is high. Moreover, with a population larger than that of the United States, Europe has a larger potential customer base. Corporate restructuring and mergers continue unabated, while inflation and interest rates remain low. All these trends bode well for European companies, including small- and mid-sized firms.
    In the United States, many smaller companies are enjoying greater earnings growth than their larger counterparts. Additionally, small- and mid-cap stocks continue to be reasonably priced in comparison to large-cap issues. Economic growth is strong, and interest rates are low. One ominous development was the dramatic and unexpected rise in the inflation rate in April. That prompted the Fed, at its first meeting after the end of the reporting period, to shift to a bias of raising interest rates. If the Fed actually does tighten monetary policy, it could have a negative impact on stock performance.
    While several Asian and Latin American economies are showing signs of improvement, the recovery is fragile. And Japan's economic outlook remains uncertain. We will continue to monitor the situation closely and invest only in companies with solid, long-term earnings prospects.


          See important fund and index disclosures inside front cover.

                       AIM GLOBAL AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-26.31%

BIOTECHNOLOGY-0.25%

IDEXX Laboratories, Inc.(a)            184,500   $    4,174,313
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.85%

Heftel Broadcasting Corp.(a)           260,000       14,137,500
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-2.57%

Comverse Technology, Inc.(a)           150,000        9,618,750
---------------------------------------------------------------
Dycom Industries, Inc.(a)              210,800        9,630,925
---------------------------------------------------------------
Harmonic Inc.(a)                       250,000       11,406,250
---------------------------------------------------------------
Uniphase Corp.(a)                      100,000       12,137,500
---------------------------------------------------------------
                                                     42,793,425
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.46%

International Network Services(a)      200,000        7,600,000
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.01%

Jabil Circuit, Inc.(a)                 174,000        8,101,875
---------------------------------------------------------------
Network Appliance, Inc.(a)             173,200        8,714,125
---------------------------------------------------------------
                                                     16,816,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-1.98%

Citrix Systems, Inc.(a)                231,600        9,843,000
---------------------------------------------------------------
Concord Communications, Inc.(a)         88,400        3,955,900
---------------------------------------------------------------
Engineering Animation, Inc.(a)         115,400        1,716,575
---------------------------------------------------------------
USWeb Corp.(a)                         350,000        7,853,125
---------------------------------------------------------------
Veritas Software Corp.(a)              134,250        9,531,750
---------------------------------------------------------------
                                                     32,900,350
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.20%

Action Performance Companies, Inc.(a)  100,000        3,387,500
---------------------------------------------------------------

DISTRIBUTORS (FOOD &  HEALTH)-0.25%

Patterson Dental Co.(a)                115,350        4,159,809
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.55%

Sanmina Corp.(a)                       136,700        9,073,463
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-2.67%

Dallas Semiconductor Corp.             115,000        4,887,500
---------------------------------------------------------------
Micrel, Inc.(a)                         97,900        5,763,863
---------------------------------------------------------------
Microchip Technology, Inc.(a)          200,000        7,000,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                    100,000        9,587,500
---------------------------------------------------------------
SDL, Inc.(a)                            65,000        7,101,250
---------------------------------------------------------------
Semtech Corp.(a)                       100,000        3,262,500
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)         148,500   $    6,877,406
---------------------------------------------------------------
                                                     44,480,019
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.21%

Novellus Systems, Inc.(a)               72,200        3,411,450
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.51%

Alpharma, Inc.-Class A                 100,000        2,950,000
---------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(a)                     225,000        5,470,313
---------------------------------------------------------------
                                                      8,420,313
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.35%

Province Healthcare Co.(a)             101,800        2,265,050
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                       69,200        3,585,425
---------------------------------------------------------------
                                                      5,850,475
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.35%

Express Scripts, Inc.-Class A(a)        80,000        5,890,000
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.58%

Advance Paradigm, Inc.(a)               75,000        3,937,500
---------------------------------------------------------------
NCS HealthCare, Inc.-Class A(a)        110,000        1,430,000
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              123,000        1,522,125
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                             100,000        2,700,000
---------------------------------------------------------------
                                                      9,589,625
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.59%

Henry Schein, Inc.(a)                  200,000        5,237,500
---------------------------------------------------------------
ResMed, Inc.(a)                         80,000        2,115,000
---------------------------------------------------------------
Sybron International Corp.(a)          344,300        9,532,806
---------------------------------------------------------------
VISX, Inc.(a)                           75,000        9,656,250
---------------------------------------------------------------
                                                     26,541,556
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.69%

Knight/Trimark Group, Inc.-Class A(a)   75,000       11,489,063
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.50%

Daisytek International Corp.(a)        500,000        8,375,000
---------------------------------------------------------------

PUBLISHING-0.19%

IDG Books Worldwide, Inc.-Class A(a)   150,000        3,243,750
---------------------------------------------------------------

RESTAURANTS-0.84%

CEC Entertainment Inc.(a)              300,000       11,250,000
---------------------------------------------------------------
Papa John's International, Inc.(a)      68,200        2,740,787
---------------------------------------------------------------
                                                     13,990,787
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

RETAIL (COMPUTERS & ELECTRONICS)-0.92%

CDW Computer Centers, Inc.(a)          171,500   $   15,349,250
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.29%

DM Management Company(a)               200,000        4,750,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.57%

Claire's Stores, Inc.                  150,000        4,968,750
---------------------------------------------------------------
O'Reilly Automotive, Inc.(a)           217,300        9,941,475
---------------------------------------------------------------
Rent-A-Center, Inc.(a)                 250,000        7,750,000
---------------------------------------------------------------
Tuesday Morning Corp.(a)               181,900        3,547,050
---------------------------------------------------------------
                                                     26,207,275
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-2.25%

Abercrombie & Fitch Co.-Class  A(a)     50,000        4,756,250
---------------------------------------------------------------
American Eagle Outfitters, Inc.(a)      65,000        4,858,750
---------------------------------------------------------------
AnnTaylor Stores Corp.(a)              128,900        6,122,750
---------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)         310,000        8,486,250
---------------------------------------------------------------
Pacific Sunwear of California(a)       276,500       10,256,421
---------------------------------------------------------------
Wet Seal, Inc.-Class A(a)               75,000        3,056,250
---------------------------------------------------------------
                                                     37,536,671
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.40%

Acxiom Corp.(a)                        225,000        5,681,250
---------------------------------------------------------------
Professional Detailing, Inc.(a)         33,700          968,875
---------------------------------------------------------------
                                                      6,650,125
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.40%

Strayer Education, Inc.                190,400        6,592,600
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.74%

Insight Enterprises, Inc.(a)           337,500        9,112,500
---------------------------------------------------------------
SunGard Data Systems Inc.(a)           100,000        3,193,750
---------------------------------------------------------------
                                                     12,306,250
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-2.01%

Affiliated Computer Services, Inc.(a)  128,400        4,911,300
---------------------------------------------------------------
Concord EFS, Inc.(a)                   299,605        9,999,316
---------------------------------------------------------------
CSG Systems International, Inc.(a)     333,600       12,885,300
---------------------------------------------------------------
NOVA Corp.(a)                          221,500        5,759,000
---------------------------------------------------------------
                                                     33,554,916
---------------------------------------------------------------

TEXTILES (APPAREL)-0.91%

Quicksilver, Inc.(a)                   342,100        9,087,031
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                 87,900        6,142,013
---------------------------------------------------------------
                                                     15,229,044
---------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.22%

Mohawk Industries, Inc.(a)             112,500   $    3,628,125
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $260,037,589)                           438,128,654
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-66.94%

ARGENTINA-2.27%

Telefonica de Argentina S.A.-ADR
  (Telephone)                          288,500       10,782,688
---------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil-International Integrated)       642,300       26,976,600
---------------------------------------------------------------
                                                     37,759,288
---------------------------------------------------------------

AUSTRALIA-1.04%

Brambles Industries Ltd. (Air
  Freight)                             235,000        6,905,477
---------------------------------------------------------------
ERG Ltd. (Electrical  Equipment)(a)  2,193,000        3,758,654
---------------------------------------------------------------
TABCORP Holdings Ltd. (Leisure
  Time Products)                       828,000        6,734,047
---------------------------------------------------------------
                                                     17,398,178
---------------------------------------------------------------

BELGIUM-1.11%

Mobistar S.A.
  (Telecommunications-Cellular/
  Wireless)(a)                          62,500        3,513,029
---------------------------------------------------------------
Real Software Pfd.
  (Computers-Software & Services)       51,600        7,245,439
---------------------------------------------------------------
UCB S.A.
  (Manufacturing-Diversified)          165,000        7,670,553
---------------------------------------------------------------
                                                     18,429,021
---------------------------------------------------------------

BRAZIL-1.14%

Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar-Pfd. (Retail-Food
  Chains)                              277,419        4,837,494
---------------------------------------------------------------
Embratel Participacoes S.A.-ADR
  (Telephone)(a)                       128,500        2,088,125
---------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.
  (Oil & Gas- Exploration &
  Production)                           46,200        7,509,934
---------------------------------------------------------------
Tele Centro Sul Participacoes
  S.A. (Telephone)                      25,700        1,365,313
---------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-ADR (Telephone)(a)              128,500           10,039
---------------------------------------------------------------
Telesp Participacoes S.A.-ADR
  (Telephone)                          128,500        3,212,500
---------------------------------------------------------------
                                                     19,023,405
---------------------------------------------------------------

CANADA-7.70%

ATI Technologies, Inc.
  (Computers-Hardware)(a)              850,200       12,741,337
---------------------------------------------------------------
BCE Emergis Inc.
  (Services-Computer Systems)(a)       290,000        9,149,520
---------------------------------------------------------------
Biovail Corp. International
  (Health Care-Drugs-Generic &
  Other)(a)                            114,300        4,007,644
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)

Celestica Inc.
  (Electronics-Semiconductors)(a)      104,000   $    4,069,000
---------------------------------------------------------------
CGI Group, Inc.
  (Services-Computer Systems)(a)       683,000       16,864,198
---------------------------------------------------------------
Cinar Films Inc.-Class B
  (Entertainment)(a)                   126,000        2,630,250
---------------------------------------------------------------
C-MAC Industries Inc.
  (Electronics- Component
  Distributors)(a)                     238,000        4,480,864
---------------------------------------------------------------
Dorel Industries Inc. (Household
  Furniture & Appliances)(a)           151,400        3,219,067
---------------------------------------------------------------
Four Seasons Hotels, Inc.
  (Lodging-Hotels)                     145,000        6,053,750
---------------------------------------------------------------
Intertape Polymer Group Inc.
  (Chemicals-Specialty)                100,000        2,932,099
---------------------------------------------------------------
JDS Fitel Inc.
  (Manufacturing-Specialized)(a)       526,000       31,747,598
---------------------------------------------------------------
MetroNet Communications
  Corp.-Class B (Telephone)(a)          22,500        1,248,750
---------------------------------------------------------------
Onex Corp. (Investment
  Management)                           55,000        1,925,754
---------------------------------------------------------------
Open Text Corp.
  (Computers-Software &
  Services)(a)                          52,000        2,073,500
---------------------------------------------------------------
Research in Motion Ltd.
  (Communications Equipment)           500,000        6,052,812
---------------------------------------------------------------
Saputo Group Inc. (Foods)               97,200        2,423,333
---------------------------------------------------------------
Sears Canada, Inc.
  (Retail-Department Stores)           250,000        5,401,235
---------------------------------------------------------------
Shaw Communications Inc.
  (Broadcasting- Television,
  Radio & Cable)                       122,000        5,020,576
---------------------------------------------------------------
TLC Laser Center Inc. (The)
  (Health Care- Specialized
  Services)(a)                         168,250        6,243,021
---------------------------------------------------------------
                                                    128,284,308
---------------------------------------------------------------

CHILE-0.35%

Cia. de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)           176,800        4,674,150
---------------------------------------------------------------
Madeco S.A. (Metal Fabricators)        129,000        1,193,250
---------------------------------------------------------------
                                                      5,867,400
---------------------------------------------------------------

CROATIA-0.47%

Pliva DD GDR (Health
  Care-Drugs-Major
  Pharmaceutical) (Acquired
  05/13/98-05/19/98; Cost
  $8,230,060)(b)                       494,700        7,840,995
---------------------------------------------------------------

FINLAND-1.89%

JOT Automation Group Oyj
  (Manufacturing- Specialized)(a)       74,900        2,469,031
---------------------------------------------------------------
Sonera Group OYJ
  (Telecommunications-
  Cellular/Wireless)                   572,000       11,361,716
---------------------------------------------------------------
Tieto Corp. (Computers-Software &
  Services)                            444,000       17,685,379
---------------------------------------------------------------
                                                     31,516,126
---------------------------------------------------------------

FRANCE-2.73%

Altran Technologies, S.A.
  (Services- Commercial &
  Consumer)                             53,800   $   12,789,538
---------------------------------------------------------------
Business Objects S.A.-ADR
  (Computers-Software &
  Services)(a)                         100,000        2,343,750
---------------------------------------------------------------
Galeries Lafayette
  (Retail-Department Stores)             7,000        8,061,477
---------------------------------------------------------------
Havas Advertising S.A.
  (Services-Advertising/
  Marketing)                            44,000        8,925,734
---------------------------------------------------------------
M6 Metropole Television
  (Broadcasting- Television,
  Radio & Cable)(a)                     12,000        2,268,202
---------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting-Television, Radio
  & Cable)                              56,500       11,043,589
---------------------------------------------------------------
                                                     45,432,290
---------------------------------------------------------------

GERMANY-3.21%

Consors Discount Broker A.G.
  (Brokerage/ Investment)(a)            51,500        4,897,109
---------------------------------------------------------------
EM.TV & Merchandising A.G.
  (Broadcasting- Television,
  Radio, & Cable)(a)                     6,800        6,430,163
---------------------------------------------------------------
Fresenius A.G.-Pfd.
  (Machinery-Diversified)                9,300        1,621,276
---------------------------------------------------------------
Marschollek, Lautenschlaeger &
  Partner A.G.
  (Insurance-Life/Health)               10,000        5,599,715
---------------------------------------------------------------
Porsche A.G. (Automobiles)               3,870        9,567,905
---------------------------------------------------------------
SER Systeme A.G.
  (Computers-Software & Services)       14,500        5,346,671
---------------------------------------------------------------
Sixt A.G. (Financial-Diversified)       82,500        5,970,828
---------------------------------------------------------------
Teldafax (Telecommunications-Long
  Distance)(a)                         251,000       10,209,971
---------------------------------------------------------------
Teles AG (Electrical
  Equipment)(a)                         18,000        3,894,866
---------------------------------------------------------------
                                                     53,538,504
---------------------------------------------------------------

GREECE-0.55%

Panafon Hellenic Telecom S.A.-GDR
  (Telecommunications-
   Cellular/Wireless)(a)               170,600      4,520,900
---------------------------------------------------------------
Titan Cement Co. S.A.
  (Construction-Cement &
  Aggregates)                           60,000        4,634,257
---------------------------------------------------------------
                                                      9,155,157
---------------------------------------------------------------

HONG KONG-2.72%

China Telecom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)              3,428,000        7,828,352
---------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)           12,224,000        8,279,973
---------------------------------------------------------------
Dao Heng Bank Group Ltd.
  (Banks-Regional)(a)                2,364,000        9,607,586
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)               1,615,000       14,481,502
---------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)            5,220,000        5,051,124
---------------------------------------------------------------
                                                     45,248,537
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HUNGARY-0.54%

Magyar Tavkozlesi-ADR
  (Telecommunications-Long
  Distance)                            320,000   $    9,000,000
---------------------------------------------------------------

INDONESIA-0.56%

Gulf Indonesia Resources Ltd.
  (Oil-International
  Integrated)(a)                       907,300        9,356,531
---------------------------------------------------------------

IRELAND-0.69%

CRH PLC (Construction-Cement &
  Aggregates)                          490,000        9,616,211
---------------------------------------------------------------
Esat Telecom Group PLC-ADR
  (Telecommunications-Long
  Distance)(a)                          40,000        1,955,000
---------------------------------------------------------------
                                                     11,571,211
---------------------------------------------------------------

ISRAEL-0.29%

Orbotech, Ltd.
  (Computers-Software &
  Services)(a)                         100,000        4,800,000
---------------------------------------------------------------

ITALY-1.84%

Autogrill S.p.A. (Restaurants)       1,205,000       11,050,879
---------------------------------------------------------------
Banca Popolare di Brescia
  (Banks-Regional)(a)                  314,000       10,798,681
---------------------------------------------------------------
Gruppo Editoriale L'Espresso
  (Publishing)                         600,000        8,779,931
---------------------------------------------------------------
                                                     30,629,491
---------------------------------------------------------------

JAPAN-5.53%

Aderans Co. Ltd. (Personal Care)       394,000       15,934,855
---------------------------------------------------------------
Bellsystem 24, Inc.
  (Services-Commercial &
  Consumer)                             68,000       26,818,504
---------------------------------------------------------------
Circle K Japan Co. Ltd.
  (Retail-Food Chains)                 244,200       11,041,909
---------------------------------------------------------------
Hokuto Corp. (Agricultural Products)   240,750        7,458,865
---------------------------------------------------------------
Shohkoh Fund & Co.
  (Financial-Diversified)               20,600       12,074,524
---------------------------------------------------------------
Softbank Corp.
  (Computers-Software & Services)(a)    68,000        9,047,687
---------------------------------------------------------------
Yahoo Japan Corp.
  (Computers-Software & Services)(a)     2,800        9,706,510
---------------------------------------------------------------
                                                     92,082,854
---------------------------------------------------------------

MEXICO-6.80%

Cifra S.A. de C.V.
  (Retail-General Merchandise)(a)    4,000,000        7,489,177
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages- Non-Alcoholic)           566,300       11,715,331
---------------------------------------------------------------
Controladora Comercial Mexicana
  S.A. de C.V. (Retail-Department
  Stores)                            2,839,000        2,925,030
---------------------------------------------------------------
Corporacion Interamericana de
  Entretenimiento S.A.
  (Entertainment)(a)                 1,652,860        5,786,799
---------------------------------------------------------------
Formento Economico Mexicano, S.A.
  de C.V. (Beverages-Alcoholic)        549,080       19,972,785
---------------------------------------------------------------
Grupo Financiero Banamex Accival,
  S.A. de CV
  (Banacci)(Financial-Diversified)(a)   4,442,000     11,321,331
---------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series
  C (Beverages-Alcoholic)            3,161,000   $    8,330,124
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   323,000       13,243,000
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.-Class A (Paper & Forest
  Products)                          2,014,000        7,846,753
---------------------------------------------------------------
Organizacion Soriana S.A. de C.V.
  (Retail-Department Stores)         1,222,000        5,501,645
---------------------------------------------------------------
Telefonos de Mexico S.A.-ADR
  (Telephone)                          142,000       10,756,500
---------------------------------------------------------------
Tubos de Acero de Mexico S.A.
  (Oil & Gas-Drilling &
  Equipment)                           541,800        5,993,663
---------------------------------------------------------------
Vitro SA (Containers-Metal &
  Glass)                               391,400        2,446,250
---------------------------------------------------------------
                                                    113,328,388
---------------------------------------------------------------

NETHERLANDS-3.02%

Aalberts Industries N.V.
  (Manufacturing-Diversified)          115,000        2,733,823
---------------------------------------------------------------
Cap Gemini N.V.
  (Services-Computer Systems)          236,000       12,280,281
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software & Services)      300,000       12,314,090
---------------------------------------------------------------
Nutreco Holding N.V.
  (Agricultural Products)              235,000        9,521,893
---------------------------------------------------------------
Ordina Beheer N.V.
  (Services-Commercial &
  Consumer)(a)                         560,000       13,430,864
---------------------------------------------------------------
                                                     50,280,951
---------------------------------------------------------------

NORWAY-1.81%

Merkantildata A.S.A.
  (Services-Commercial &
  Consumer)                          1,080,000       10,785,481
---------------------------------------------------------------
Tomra Systems A.S.A.
  (Manufacturing-Specialized)          486,000       19,289,418
---------------------------------------------------------------
                                                     30,074,899
---------------------------------------------------------------

PHILIPPINES-1.16%

International Container Terminal
  Services, Inc. (Air Freight)(a)    6,112,500          610,848
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co. (Telephone)            194,920        6,305,105
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co.-ADR (Telephone)        159,400        5,140,650
---------------------------------------------------------------
SM Prime Holdings Inc. (Land
  Development)                      32,000,000        7,237,344
---------------------------------------------------------------
                                                     19,293,947
---------------------------------------------------------------

PORTUGAL-1.64%

Banco Comercial Portugues, S.A.
  (Banks-Major Regional)               300,000        8,459,796
---------------------------------------------------------------
Jeronimo Martins & Filho, S.A.
  (Retail- General Merchandise)        185,500        6,105,089
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
PORTUGAL-(CONTINUED)

Telecel-Comunicacaoes Pessoais, S.A.
  (Telecommunications-
  Cellular/Wireless)                     95,400 $   12,750,551
---------------------------------------------------------------
                                                     27,315,436
---------------------------------------------------------------

SINGAPORE-1.36%

Development Bank of Singapore
  Ltd. (Banks-Major Regional)          551,000        5,846,843
---------------------------------------------------------------
Keppel Corp. Ltd. (Engineering &
  Construction)(a)                   1,939,000        5,532,488
---------------------------------------------------------------
NatSteel Ltd.
  (Computers-Hardware)               3,000,000        4,527,501
---------------------------------------------------------------
Singapore Press Holdings Ltd.
  (Publishing-Newspapers)              459,000        6,764,723
---------------------------------------------------------------
                                                     22,671,555
---------------------------------------------------------------

SOUTH AFRICA-0.73%

Dimension Data Holdings Ltd.
  (Computers- Software &
  Services)(a)                       1,519,563        6,755,001
---------------------------------------------------------------
Persetel Holdings Ltd.
  (Computers-Software & Services)      760,000        5,395,563
---------------------------------------------------------------
                                                     12,150,564
---------------------------------------------------------------

SOUTH KOREA-0.47%

Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                       301,900        7,773,925
---------------------------------------------------------------

SPAIN-1.87%

Corp. Financiera Reunida, S.A.
  (Investment Management)(a)         1,287,000       15,134,350
---------------------------------------------------------------
Mapfre Vida
  (Insurance-Life/Health)              108,000        3,383,284
---------------------------------------------------------------
TelePizza, S.A. (Restaurants)(a)     2,000,000       12,678,600
---------------------------------------------------------------
                                                     31,196,234
---------------------------------------------------------------

SWEDEN-1.87%

Assa Abloy A.B.-Class B (Metal
  Fabricators)                         230,000       10,032,002
---------------------------------------------------------------
Europolitan Holdings A.B.
  (Telecommunications-Cellular &
  Wireless)                            103,800        8,821,216
---------------------------------------------------------------
Scandic Hotels A.B.
  (Lodging-Hotels)                     154,500        4,578,049
---------------------------------------------------------------
WM-Data A.B. (Computers-Software
  & Services)                          208,150        7,648,038
---------------------------------------------------------------
                                                     31,079,305
---------------------------------------------------------------

SWITZERLAND-1.35%

Julius Baer Holding A.G.
  (Banks-Major Regional)(a)              4,500       14,644,098
---------------------------------------------------------------
Kudelski S.A.
  (Electronics-Component
  Distributors)(a)                         820        3,197,876
---------------------------------------------------------------
Mikron Holding A.G.
  (Machinery-Diversified)               17,000        4,061,414
---------------------------------------------------------------
Phonak Holding A.G.
  (Consumer-Jewelry, Novelties &
  Gifts)                                   510   $      618,405
---------------------------------------------------------------
                                                     22,521,793
---------------------------------------------------------------

TAIWAN-0.85%

Compal Electronics Inc.
  (Computers-Hardware)(a)            1,620,000        5,598,165
---------------------------------------------------------------
Inventec Co., Ltd.
  (Computers-Hardware)(a)            2,593,000        8,524,388
---------------------------------------------------------------
                                                     14,122,553
---------------------------------------------------------------

THAILAND-0.36%

Advanced Info Service Public Co.
  Ltd. (Telephone)(a)                  569,000        6,047,640
---------------------------------------------------------------

UNITED KINGDOM-9.02%

Airtours PLC (Services-Commercial
  & Consumer)                        1,310,550        9,065,048
---------------------------------------------------------------
AMEC PLC (Construction-Cement &
  Aggregates)                          678,000        2,933,797
---------------------------------------------------------------
Avis Europe PLC
  (Services-Commercial &
  Consumer)                          1,484,550        6,280,564
---------------------------------------------------------------
Cable & Wireless Communications
  PLC
  (Telecommunications-
  Cellular/Wireless)(a)              1,550,000       17,677,710
---------------------------------------------------------------
Cattles PLC (Consumer Finance)         510,000        6,255,443
---------------------------------------------------------------
Compass Group PLC
  (Services-Commercial & Consumer)     670,000        6,865,344
---------------------------------------------------------------
ECsoft Group PLC-ADR
  (Computers-Software &
  Services)(a)                         129,000        2,241,375
---------------------------------------------------------------
Eidos PLC (Computer
  Software/Services)(a)                125,000        4,703,125
---------------------------------------------------------------
F.I. Group PLC (Services-Computer
  Systems)                             380,000        2,078,311
---------------------------------------------------------------
Filtronic PLC
  (Electronics-Component
  Distributors)(a)                     305,000        4,209,545
---------------------------------------------------------------
FirstBus PLC (Shipping)              1,350,000        8,230,402
---------------------------------------------------------------
Logica PLC (Computer
  Software/Services)                   775,000        7,479,990
---------------------------------------------------------------
Mayflower Corp. PLC (The) (Auto
  Parts & Equipment)                 2,240,000        7,530,822
---------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                          1,525,500       14,318,619
---------------------------------------------------------------
Parity PLC (Services-Commercial &
  Consumer)                            415,000        4,606,226
---------------------------------------------------------------
PizzaExpress PLC (Restaurants)         537,000        7,903,937
---------------------------------------------------------------
Provident Financial PLC (Consumer
  Finance)                             964,912       16,095,875
---------------------------------------------------------------
Select Appointments Holdings PLC
  (Services-Commercial &
  Consumer)                            622,000        7,924,350
---------------------------------------------------------------
Seton Scholl Healthcare PLC(a)
  Health Care (Medical Products
  and Supplies)                        301,600        3,735,685
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Stagecoach Holdings PLC (Shipping)   2,980,000   $   10,054,635
---------------------------------------------------------------
                                                    150,190,803
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $779,093,032)                               1,114,981,289
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
FOREIGN CONVERTIBLE NOTES-0.50%

UNITED KINGDOM-0.50%

Airtours PLC (Services-Commercial
  & Consumer), Conv. Sub. Notes,
  5.75%, 01/05/04 (Acquired
  12/09/98-12/14/98; Cost
  $3,732,557)(b)                   $ 2,234,000   $    3,984,418
---------------------------------------------------------------
Shanghai Industrial Investment
  Trust Co.
  (Manufacturing-Diversified),
  Conv. Gtd. Bonds, 1.00%,
  02/24/03 (Acquired
  03/05/98-03/09/98; Cost
  $5,218,750)(b)                   $ 5,000,000   $    4,387,500
---------------------------------------------------------------
    Total Foreign Convertible
      Bonds (Cost $8,951,307)                         8,371,918
---------------------------------------------------------------
TOTAL INVESTMENTS-93.75%                          1,561,481,861
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-6.25%                 104,085,406
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,665,567,267
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
GDR   - Global Depositary Receipt
Gtd.  - Guaranteed
Pfd.  - Preferred

Notes to Schedule of Investments

(a) Non-income producing security.

(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 04/30/99 was $16,212,913, which represented 0.97% of the Fund's net assets.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,048,081,928)                            $ 1,561,481,861
------------------------------------------------------------
Cash                                                 579,853
------------------------------------------------------------
Foreign currencies, at value (cost
  $17,632,734)                                    17,737,305
------------------------------------------------------------
Receivables for:
  Investments sold                               117,848,863
------------------------------------------------------------
  Capital stock sold                                 773,968
------------------------------------------------------------
  Dividends and interest                           2,248,934
------------------------------------------------------------
Investment for deferred compensation plan             30,767
------------------------------------------------------------
Other assets                                          58,146
------------------------------------------------------------
    Total assets                               1,700,759,697
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           24,679,395
------------------------------------------------------------
  Capital stock reacquired                         7,080,271
------------------------------------------------------------
  Deferred compensation                               30,767
------------------------------------------------------------
Accrued advisory fees                              1,214,687
------------------------------------------------------------
Accrued administrative services fees                  10,851
------------------------------------------------------------
Accrued directors' fees                                1,800
------------------------------------------------------------
Accrued distribution fees                          1,328,738
------------------------------------------------------------
Accrued transfer agent fees                          630,267
------------------------------------------------------------
Accrued operating expenses                           215,654
------------------------------------------------------------
    Total liabilities                             35,192,430
------------------------------------------------------------
Net assets applicable to shares outstanding  $ 1,665,567,267
------------------------------------------------------------

NET ASSETS:

Class A                                      $   793,702,515
============================================================
Class B                                      $   858,444,732
============================================================
Class C                                      $    13,420,020
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     43,505,951
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     48,252,563
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        754,376
============================================================
Class A:
  Net asset value and redemption price per
    share                                    $         18.24
------------------------------------------------------------
  Offering price per share:
    (Net asset value $18.24
      divided by 95.25%)                     $         19.15
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         17.79
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         17.79
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $533,061 foreign withholding
  tax)                                          $   4,460,407
-------------------------------------------------------------
Interest                                            2,916,128
-------------------------------------------------------------
    Total investment income                         7,376,535
-------------------------------------------------------------

EXPENSES:

Advisory fees                                       8,027,007
-------------------------------------------------------------
Administrative services fees                           56,187
-------------------------------------------------------------
Custodian fees                                        520,970
-------------------------------------------------------------
Directors' fees                                         8,617
-------------------------------------------------------------
Distribution fees-Class A                           2,215,308
-------------------------------------------------------------
Distribution fees-Class B                           4,652,169
-------------------------------------------------------------
Distribution fees-Class C                              69,053
-------------------------------------------------------------
Transfer agent fees-Class A                         1,436,410
-------------------------------------------------------------
Transfer agent fees-Class B                         1,866,996
-------------------------------------------------------------
Transfer agent fees-Class C                            34,556
-------------------------------------------------------------
Other                                                 334,141
-------------------------------------------------------------
    Total expenses                                 19,221,414
-------------------------------------------------------------
Less: Expenses paid indirectly                        (21,696)
-------------------------------------------------------------
    Net expenses                                   19,199,718
-------------------------------------------------------------
Net investment income (loss)                      (11,823,183)
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            68,410,218
-------------------------------------------------------------
  Foreign currencies                               (2,075,742)
-------------------------------------------------------------
                                                   66,334,476
-------------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                           203,005,586
-------------------------------------------------------------
  Foreign currencies                                   41,952
-------------------------------------------------------------
                                                  203,047,538
-------------------------------------------------------------
    Net gain from investment securities and
      foreign currencies                          269,382,014
-------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $ 257,558,831
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and year ended October 31, 1998 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $  (11,823,183)   $  (19,250,738)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    66,334,476         8,287,562
----------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
securities and foreign currencies                                203,047,538      (163,765,028)
----------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets resulting
  from operations                                                257,558,831      (174,728,204)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (271,189,933)     (230,924,075)
----------------------------------------------------------------------------------------------
  Class B                                                       (217,190,869)     (195,608,768)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,676,552)       10,146,858
----------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets                  (232,498,523)     (591,114,189)
----------------------------------------------------------------------------------------------

NET ASSETS:

Beginning of period                                            1,898,065,790     2,489,179,979
----------------------------------------------------------------------------------------------
End of period                                                 $1,665,567,267    $1,898,065,790
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,194,234,856    $1,684,292,210
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (22,421,260)      (10,598,077)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                            (19,621,352)      (85,955,828)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           513,375,023       310,327,485
----------------------------------------------------------------------------------------------
                                                              $1,665,567,267    $1,898,065,790
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company").
The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide above-average long-term growth of capital appreciation.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the closing bid price on the day of valuation. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or, absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
C. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
D. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
E. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and are paid annually.
F. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $85,299,787 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2006.
G. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $56,187 for such services.
    The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the six months ended April 30, 1999, AFS was paid $1,796,442 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors

$2,215,308, $4,652,169 and $69,053, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $156,569 from the sales of the Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $72,897 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
    During the six months ended April 30, 1999, the Fund paid legal fees of $2,799 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $11,983 and $9,713, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $21,696 during the six months ended April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $485,616,331 and $804,066,323, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, on a tax basis, is as follows.

Aggregate unrealized appreciation of
  investment securities                         $539,037,314
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (36,823,768)
------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $502,213,546
============================================================

Cost of investments for tax purposes is $1,059,268,315.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the six months ended April 30, 1999 and year ended October 31, 1998 were as follows:

                             APRIL 30, 1999                 OCTOBER 31, 1998
                       ---------------------------   ------------------------------
                         SHARES         AMOUNT          SHARES          AMOUNT
                       -----------   -------------   ------------   ---------------
Sold:
  Class A               32,842,834   $ 563,765,422     98,887,924   $ 1,735,509,689
-----------------------------------------------------------------------------------
  Class B                1,882,734      31,749,222      8,273,209       143,682,325
-----------------------------------------------------------------------------------
  Class C                  606,142      10,251,281        839,541        14,593,832
-----------------------------------------------------------------------------------
Reacquired:
  Class A              (48,411,702)   (834,955,355)  (111,697,312)   (1,966,433,764)
-----------------------------------------------------------------------------------
  Class B              (14,668,131)   (248,940,091)   (20,304,373)     (339,291,093)
-----------------------------------------------------------------------------------
  Class C                 (701,186)    (11,927,833)      (265,144)       (4,446,974)
-----------------------------------------------------------------------------------
                       (28,449,309)  $(490,057,354)   (24,266,155)  $  (416,385,985)
===================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during the six months ended April 30, 1999, each of the years in the four-year period ended October 31, 1998 and the period September 15, 1994 (date sales commenced) through October 31, 1994, and for a share of Class C capital stock outstanding during the six months ended April 30, 1999, the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                               CLASS A
                                           -------------------------------------------------------------------------------
                                                                                    OCTOBER 31,
                                           APRIL 30,      ----------------------------------------------------------------
                                              1999           1998           1997          1996         1995         1994
                                           ----------     ----------     ----------     --------     --------     --------
Net asset value, beginning of period       $    15.87     $    17.28     $    15.76     $  13.09     $  10.22     $  10.00
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
Income from investment operations:
  Net investment income (loss)                  (0.09)(a)      (0.10)(a)      (0.15)(a)    (0.09)(a)    (0.09)(a)       --
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.46          (1.31)          1.67         2.81         2.96         0.22
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
        Total from investment operations         2.37          (1.41)          1.52         2.72         2.87         0.22
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
Less distributions:
  Distributions from net realized gains            --             --             --        (0.05)          --           --
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
Net asset value, end of period             $    18.24     $    15.87     $    17.28     $  15.76     $  13.09     $  10.22
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
Total return(b)                                 14.93%         (8.16)%         9.65%       20.83%       28.08%        2.20%
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $  793,703     $  937,587     $1,242,505     $919,319     $186,029     $ 18,410
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
Ratio of expenses to average net assets          1.84%(c)       1.75%          1.75%        1.83%        2.11%        2.02%(d)(e)
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
Ratio of net investment income (loss) to
  average net assets                            (1.03)%(c)     (0.55)%        (0.88)%      (0.62)%      (0.68)%       0.27%(e)(f)
-----------------------------------------  ----------     ----------     ----------     --------     --------     --------
Portfolio turnover rate                            29%            50%            57%          44%          64%           2%
=========================================  ==========     ==========     ==========     ========     ========     ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $893,466,600.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.03% (annualized).
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements was (1.74)% (annualized).

                                                              CLASS B
                              ------------------------------------------------------------------------
                                                                   OCTOBER 31,
                               APRIL 30,     ----------------------------------------------------------
                                  1999           1998           1997            1996             1995            1994
                              ----------     ----------     ----------       ----------       ----------       ----------
Net asset value, beginning
  of period                   $    15.52     $    17.00     $    15.58       $    13.02       $    10.21       $    10.00
----------------------------  ----------     ----------     ----------       ----------       ----------       ----------
Income from investment
  operations:
  Net investment income
    (loss)                         (0.13)(a)      (0.19)(a)      (0.24)(a)        (0.17)(a)        (0.14)(a)           --
----------------------------  ----------     ----------     ----------       ----------       ----------       ----------
  Net gains (losses) on
    securities (both
    realized and unrealized)        2.40          (1.29)          1.66             2.78             2.95             0.21
----------------------------  ----------     ----------     ----------       ----------       ----------       ----------
        Total from
          investment
          operations                2.27          (1.48)          1.42             2.61             2.81             0.21
----------------------------  ----------     ----------     ----------       ----------       ----------       ----------
Less distributions:
  Distributions from net
    realized gains                    --             --             --            (0.05)              --               --
----------------------------  ----------     ----------     ----------       ----------       ----------       ----------
Net asset value, end of
  period                      $    17.79     $    15.52     $    17.00       $    15.58       $    13.02       $    10.21
============================  ==========     ==========     ==========       ==========       ==========       ==========
Total return(b)                    14.63%         (8.71)%         9.11%           20.09%           27.52%            2.10%
============================  ==========     ==========     ==========       ==========       ==========       ==========
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $  858,445     $  947,293     $1,241,999       $  807,215       $  118,199       $    6,201
============================  ==========     ==========     ==========       ==========       ==========       ==========
Ratio of expenses to average
  net assets                        2.34%(c)       2.32%          2.30%            2.37%            2.62%            2.54%(d)(e)
============================  ==========     ==========     ==========       ==========       ==========       ==========
Ratio of net investment
  income (loss) to average
  net assets                       (1.53)%(c)     (1.11)%        (1.44)%          (1.16)%          (1.19)%          (0.25)%(e)(f)
============================  ==========     ==========     ==========       ==========       ==========       ==========
Portfolio turnover rate               29%            50%            57%              44%              64%               2%
============================  ==========     ==========     ==========       ==========       ==========       ==========
                                                CLASS C
                                ----------------------------------------
                                                       OCTOBER 31,
                                 APRIL 30,     -------------------------
                                    1999          1998           1997
                                ----------     ----------     ----------
Net asset value, beginning
  of period                     $    15.52     $    17.00     $    18.39
----------------------------    ----------     ----------     ----------
Income from investment
  operations:
  Net investment income
    (loss)                           (0.13)(a)      (0.19)(a)      (0.04)(a)
----------------------------    ----------     ----------     ----------
  Net gains (losses) on
    securities (both
    realized and unrealized)          2.40          (1.29)         (1.35)
----------------------------    ----------     ----------     ----------
        Total from
          investment
          operations                  2.27          (1.48)         (1.39)
----------------------------    ----------     ----------     ----------
Less distributions:
  Distributions from net
    realized gains                      --             --             --
----------------------------    ----------     ----------     ----------
Net asset value, end of
  period                        $    17.79     $    15.52     $    17.00
============================    ==========     ==========     ==========
Total return(b)                      14.63%         (8.71)%        (7.56)%
============================    ==========     ==========     ==========
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $   13,420     $   13,186     $    4,676
============================    ==========     ==========     ==========
Ratio of expenses to average
  net assets                          2.34%(c)       2.34%          2.36%(e)
============================    ==========     ==========     ==========
Ratio of net investment
  income (loss) to average
  net assets                         (1.53)%(c)     (1.13)%        (1.50)%(e)
============================    ==========     ==========     ==========
Portfolio turnover rate                 29%            50%            57%
============================    ==========     ==========     ==========

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $938,144,603 and $13,924,988 for Class B and Class C, respectively.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.43% (annualized).
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements was (2.14)% (annualized).

BOARD OF DIRECTORS                                OFFICERS                                OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                        11 Greenway Plaza
Chairman                                          Chairman                                Suite 100
A I M Management Group Inc.                                                               Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                               INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                   Suite 100
COMSAT Corporation                                Gary T. Crum                            Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                              TRANSFER AGENT
Director                                          Dana R. Sutton
Cortland Trust Inc.                               Vice President and Treasurer            A I M Fund Services, Inc.
                                                                                          P.O. Box 4739
Edward K. Dunn Jr.                                Robert G. Alley                         Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President
Formerly Vice Chairman and President,                                                     CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Melville B. Cox
President, Mercantile Bankshares                  Vice President                          State Street Bank and Trust Company
                                                                                          225 Franklin Street
Jack Fields                                       Edgar M. Larsen                         Boston MA 02110
Chief Executive Officer                           Vice President
Texana Global, Inc.;                                                                      COUNSEL TO THE FUND
Formerly Member                                   Mary J. Benson
of the U.S. House of Representatives              Assistant Vice President and            Ballard Spahr
                                                  Assistant Treasurer                     Andrews & Ingersoll, LLP
Carl Frischling                                                                           1735 Market Street
Partner                                           Sheri Morris                            Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP             Assistant Vice President and
                                                  Assistant Treasurer                     COUNSEL TO THE DIRECTORS
Robert H. Graham
President and Chief Executive Officer             Renee A. Friedli                        Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                       Assistant Secretary                     919 Third Avenue
                                                                                          New York, NY 10022
Prema Mathai-Davis                                P. Michelle Grace
Chief Executive Officer, YWCA of the U.S.A.;      Assistant Secretary                     DISTRIBUTOR
Commissioner, New York City Dept. for the
Aging; and member of the Board of Directors,      Jeffrey H. Kupor                        A I M Distributors, Inc.
Metropolitan Transportation Authority of          Assistant Secretary                     11 Greenway Plaza
New York State                                                                            Suite 100
                                                  Nancy L. Martin                         Houston, TX 77046
Lewis F. Pennock                                  Assistant Secretary
Attorney
                                                  Ofelia M. Mayo
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Lisa A. Moss
Limited Partnership                               Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                                                  Stephen I. Winer
                                                  Assistant Secretary

HOW AIM MAKES INVESTING
EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registration Mark. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.

o RETIREMENT PLANS. You may purchase shares of an AIM fund for your Individual Retirement Account (IRA), Roth IRA, or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o www.aimfunds.com. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering or forgery.

                     -------------------------------------

                              CURRENT SHAREHOLDERS

                                  CAN CALL OUR

                              AIM INVESTOR LINE AT

                                  800-246-5463

                               FOR 24-HOUR-A-DAY

                              ACCOUNT INFORMATION.

                     -------------------------------------

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                             INTERNATIONAL GROWTH FUNDS
AIM Aggressive Growth Fund(1)            AIM Advisor International Value Fund           A I M Management Group Inc. has provided
AIM Blue Chip Fund                       AIM Asian Growth Fund                          leadership in the mutual-fund industry
AIM Capital Development Fund             AIM Developing Markets Fund(2)                 since 1976 and managed approximately
AIM Constellation Fund                   AIM Europe Growth Fund(2)                      $112 billion in assets for more than 6.3
AIM Dent Demographic Trends Fund         AIM European Development Fund                  million shareholders, including individual
AIM Large Cap Growth Fund                AIM International Equity Fund                  investors, corporate clients and financial
AIM Mid Cap Equity Fund(2),(a)           AIM Japan Growth Fund(2)                       institutions as of March 31, 1999.
AIM Select Growth Fund(3)                AIM Latin American Growth Fund(2)                  The AIM Family of Funds--Registered
AIM Small Cap Growth Fund(2),(b)         AIM New Pacific Growth Fund(2)                 Trademark-- is distributed nationwide, and
AIM Small Cap Opportunities Fund                                                        AIM today is the 10th-largest mutual-fund
AIM Value Fund                           GLOBAL GROWTH FUNDS                            complex in the United States in assets
AIM Weingarten Fund                      AIM Global Aggressive Growth Fund              under management, according to Strategic
                                         AIM Global Growth Fund                         Insight, an independent mutual-fund
GROWTH & INCOME FUNDS                                                                   monitor.
AIM Advisor Flex Fund                     GLOBAL GROWTH & INCOME FUNDS
AIM Advisor Large Cap Value Fund         AIM Global Growth & Income Fund(2)
AIM Advisor Real Estate Fund             AIM Global Utilities Fund
AIM Balanced Fund
AIM Basic Value Fund(2),(c)              GLOBAL INCOME FUNDS
AIM Charter Fund                         AIM Emerging Markets Debt Fund(2),(d)
                                         AIM Global Government Income Fund(2)
INCOME FUNDS                             AIM Global Income Fund
AIM Floating Rate Fund(2)                AIM Strategic Income Fund(2)
AIM High Yield Fund
AIM High Yield Fund II                   THEME FUNDS
AIM Income Fund                          AIM Global Consumer Products and Services Fund(2)
AIM Intermediate Government Fund         AIM Global Financial Services Fund(2)
AIM Limited Maturity Treasury Fund       AIM Global Health Care Fund(2)
                                         AIM Global Infrastructure Fund(2)
TAX-FREE INCOME FUNDS                    AIM Global Resources Fund(2)
AIM High Income Municipal Fund           AIM Global Telecommunications and Technology Fund(2),(e)
AIM Municipal Bond Fund                  AIM Global Trends Fund(2),(f)
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund


(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (a) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (b) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (c) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (d) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (e) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (f) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.



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